employee future benefits (Tables)	12 Months Ended
Dec. 31, 2021
employee future benefits
Schedule of defined benefit pension plan expense

Years ended December 31 (millions)	2021				2020
			Defined benefit			Defined benefit
			obligations			obligations
	Note	Plan assets	accrued [1]	Net	Plan assets	accrued [1]	Net
Employee benefits expense	8
Benefits earned for current service		$—	$(120)		$—	$(111)
Benefits earned for past service		—	(6)		—	(3)
Employees’ contributions		18	—		19	—
Administrative fees		(5)	—		(7)	—
		13	(126)	$(113)	12	(114)	$(102)
Financing costs	9
Notional income on plan assets [2] and interest on defined benefit obligations accrued		238	(261)		285	(297)
Interest effect on asset ceiling limit	(c)	(3)	—		(4)	—
		235	(261)	(26)	281	(297)	(16)
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME [3]				(139)			(118)
Other comprehensive income	11
Difference between actual results and estimated plan assumptions [4]		661	(456)		480	(67)
Changes in plan financial assumptions	(d)	—	657		—	(836)
Changes in the effect of limiting net defined benefit assets to the asset ceilings	(c)	(53)	—		2	—
		608	201	809	482	(903)	(421)
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME [3]				670			(539)
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions	(e)	53	—	53	51	—	51
BENEFITS PAID BY PLANS		(474)	474	—	(477)	477	—
PLAN ACCOUNT BALANCES [5]
Change in year		435	288	723	349	(837)	(488)
Balance, beginning of year		9,608	(10,521)	(913)	9,259	(9,684)	(425)
Balance, end of year		$10,043	$(10,233)	$(190)	$9,608	$(10,521)	$(913)
FUNDED STATUS – PLAN SURPLUS (DEFICIT)
Pension plans that have plan assets in excess of defined benefit obligations accrued	20	$9,141	$(8,688)	$453	$721	$(708)	$13
Pension plans that have defined benefit obligations accrued in excess of plan assets
Funded		902	(1,286)	(384)	8,887	(9,550)	(663)
Unfunded		—	(259)	(259)	—	(263)	(263)
	27	902	(1,545)	(643)	8,887	(9,813)	(926)
		$10,043	$(10,233)	$(190)	$9,608	$(10,521)	$(913)
PBSR SOLVENCY POSITION [6]
Pension plans that have plan assets in excess of defined benefit obligations accrued				$1,366			$516
Funded pension plans that have defined benefit obligations accrued in excess of plan assets				—			(153)
				$1,366			$363
DEFINED BENEFIT OBLIGATIONS ACCRUED OWED TO:
Active members			$(2,343)			$(2,461)
Deferred members			(528)			(561)
Pensioners			(7,362)			(7,499)
			$(10,233)			$(10,521)

1	Defined benefit obligations accrued are the actuarial present values of benefits attributed to employee services rendered to a particular date.
2

The interest income on the plan assets portion of the employee defined benefit plans net interest amount included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued.

3	Excluding income taxes.
4

Financial assumptions in respect of plan assets (interest income on plan assets included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued) and demographic assumptions in respect of the actuarial present values of the defined benefit obligations accrued (see (d)). For the year ended December 31, 2021, the difference between actual results and estimated plan assumptions for defined benefit obligations includes $375 in respect of changes in mortality-related assumptions (see (d)).

5	The measurement date used to determine the plan assets and defined benefit obligations accrued was December 31.
6

The Office of the Superintendent of Financial Institutions, by way of the Pension Benefits Standards Regulations, 1985 (PBSR) (see (e)), requires that a solvency valuation be performed on a periodic basis. The actual PBSR solvency positions are determined in conjunction with mid-year annual funding reports prepared by actuaries (see (e)); as a result, the PBSR solvency positions in this table as at December 31, 2021 and 2020, are interim estimates and updated estimates, respectively. The interim estimate as at December 31, 2020, was a net surplus of $375.

Summary of fair value measurements of our defined benefit pension plan assets

			Fair value measurements at reporting date using
			Quoted prices in active
	Total		markets for identical items		Other
As at December 31 (millions)	2021	2020	2021	2020	2021	2020
Asset class
Equity securities
Canadian	$1,104	$1,044	$945	$849	$159	$195
Foreign	2,861	2,699	826	685	2,035	2,014
Debt securities
Issued by national, provincial or local governments	1,290	1,453	1,120	1,225	170	228
Corporate debt securities	2,436	2,087	—	—	2,436	2,087
Asset-backed securities	6	32	—	—	6	32
Commercial mortgages	680	803	—	—	680	803
Cash, cash equivalents and other	820	528	37	20	783	508
Real estate	1,025	1,085	—	—	1,025	1,085
	10,222	9,731	$2,928	$2,779	$7,294	$6,952
Effect of asset ceiling limit
Beginning of year	(123)	(121)
Interest effect on asset ceiling limit	(3)	(4)
Change in the effect of limiting net defined benefit assets to the asset ceiling	(53)	2
End of year	(179)	(123)
	$10,043	$9,608

Schedule of defined benefit pension plans' target asset allocations and actual asset allocations

	Target	Percentage of plan assets
	allocation	at end of year
Years ended December 31	2022	2021	2020
Equity securities	25-55%	38%	38%
Debt securities	40-75%	51%	51%
Real estate	10-30%	11%	11%
Other	0-15%	—	—
		100%	100%

Summary of significant weighted average actuarial assumptions in measuring defined benefit obligations and the sensitivity of key assumptions

The significant weighted average actuarial assumptions arising from these estimates and used in measuring our defined benefit obligations accrued are as follows:

	2021	2020
Mortality assumptions used to determine defined benefit obligations accrued at December 31 Life expectancy at 65 for a member currently at age 65 (years)	24.2	22.7
Discount rate [1] used to determine:
Net benefit costs for the year ended December 31	2.50%	3.10%
Defined benefit obligations accrued as at December 31	2.95%	2.50%
Current service cost in subsequent fiscal year	3.10%	2.70%
Rate of future increases in compensation used to determine:
Net benefit costs for the year ended December 31	2.90%	2.90%
Defined benefit obligations accrued as at December 31	3.00%	2.90%

1	The discount rate disclosed in this table reflects the computation of an average discount rate that replicates the estimated timing of the obligation cash flows.

Sensitivity of key assumptions

The sensitivity of our key assumptions for our defined benefit pension plans was as follows:

Years ended, or as at, December 31 Increase (decrease) (millions)	2021		2020
	Change in	Change in	Change in	Change in
	obligations	expenses	obligations	expenses
Sensitivity of key demographic assumptions to an increase of one year [1] in life expectancy	$323	$11	$349	$11
Sensitivity of key financial assumptions to a hypothetical decrease of 25 basis points [1] in:
Discount rate	$366	$13	$386	$15
Rate of future increases in compensation	$(34)	$(3)	$(36)	$(3)

1	These sensitivities are hypothetical and should be used with caution. Favourable hypothetical changes in the assumptions result in decreased amounts, and unfavourable hypothetical changes in the assumptions result in increased amounts, of the obligations and expenses. Changes in amounts based on a variation in assumptions of one year or 25 basis points generally cannot be extrapolated because the relationship of the change in an assumption to the change in amounts may not be linear. Also, in this table, the effect of a variation in a particular assumption on the change in obligations or change in expenses is calculated without changing any other assumption; in reality, changes in one factor may result in changes in another (for example, an increase in the discount rate may result in changes in expectations about the rate of future increases in compensation), which might magnify or counteract the sensitivities.

Schedule of estimated future benefit payments from our defined benefit pension plans

Years ending December 31 (millions)	Funded	Unfunded	Total
2022	$457	$11	$468
2023	467	11	478
2024	473	11	484
2025	478	12	490
2026	485	12	497
2027-2031	2,492	69	2,561

Schedule of defined contribution pension plan expense

Years ended December 31 (millions)	2021	2020
Union pension plan and public service pension plan contributions	$20	$21
Other defined contribution pension plans	86	73
	$106	$94